Investments (Schedule of Fixed Maturities) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments
Amortized Cost, Due in one year or less	$ 964,295	$ 101,205
Amortized Cost, Due after one year through five years	21,154,753	2,649,457
Amortized Cost, Due after five years through ten years	76,161,161	21,925,465
Amortized Cost, Due after ten years through twenty years	134,902,342	84,210,270
Amortized Cost, Due after twenty years	19,653,934	7,789,915
Amortized Cost	252,836,485	116,676,312	$ 19,226,841
Estimated Fair Value, Due in one year or less	1,067,733	100,958
Estimated Fair Value, Due after one year through five years	21,469,752	2,724,011
Estimated Fair Value, Due after five years through ten years	76,055,560	22,013,673
Estimated Fair Value, Due after ten years through twenty years	131,788,843	84,473,538
Estimated Fair Value, Due after twenty years	20,161,062	7,929,681
Estimated Fair Value	$ 250,542,950	$ 117,241,861	$ 17,384,183